Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash in hand	₺ 192	₺ 223
Banks	4,712,141	6,051,472
Demand deposits	603,553	569,826
Time deposits	4,108,588	5,481,646
Other cash and cash equivalents		657
Cash and cash equivalents	₺ 4,712,333	₺ 6,052,352	₺ 2,918,796	₺ 9,031,881